Note 16 - Impairment (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of impairment loss [text block]
	Years ended December 31
	2025	2024
Impairment on mineral properties interests	$-	$100,873
Total transactions for the year	$-	$100,873